Condensed Statement of Consolidated Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 9,230		$ 4,676		$ 17,164		$ 7,398		$ 28,657	$ 15,290	$ 13,440
Cost of sales	5,049		3,153		10,145		5,059		16,514	11,647	10,374
Gross profit	4,181		1,523		7,019		2,339		12,143	3,643	3,066
Operating expenses
Research and development	1,276		348		2,132		832		1,930	1,531	1,153
Selling, general and administrative	3,908		4,262		7,476		5,948		18,285	7,286	5,978
Total operating expenses	5,184		4,610		9,608		6,780		20,215	8,817	7,131
Loss from operations	(1,003)		(3,087)		(2,589)		(4,441)		(8,072)	(5,174)	(4,065)
Other (income) expense
Interest expense	50		110		280		308		842	1,570	1,114
Other (income) expense - net	(5)		18		(64)		(27)		(221)	(158)	(197)
Total other (income) expense	45		128		216		281		621	1,412	917
Loss before income taxes	(1,048)		(3,215)		(2,805)		(4,722)		(8,693)	(6,586)	(4,982)
Provision for income taxes	72	[1]	246	[1]	91	[1]	234	[1]	995	1,031	198
Net loss	(1,120)		(3,461)		(2,896)		(4,956)		(9,688)	(7,617)	(5,180)
Less: Net income attributable to noncontrolling interests			148		138		182		480	420	328
Net loss attributable to ExOne	(1,120)		(3,609)		(3,034)		(5,138)		(10,168)	(8,037)	(5,508)
Net loss attributable to ExOne per common share/unit:
Basic	$ (0.08)			[1]	$ (0.27)			[1]	$ (1.16)	$ (0.80)	$ (0.55)
Diluted	$ (0.08)			[1]	$ (0.27)			[1]	$ (1.16)	$ (0.80)	$ (0.55)
Comprehensive loss:
Net loss attributable to ExOne	(1,120)		(3,609)		(3,034)		(5,138)		(10,168)	(8,037)	(5,508)
Other comprehensive income (loss):
Foreign currency translation adjustments	(616)		(257)		(757)		(317)		46	(107)	(144)
Comprehensive loss	(1,736)		(3,866)		(3,791)		(5,455)		(10,122)	(8,144)	(5,652)
Less: Comprehensive loss attributable to noncontrolling interests
Comprehensive loss attributable to ExOne	$ (1,736)		$ (3,866)		$ (3,791)		$ (5,455)		$ (10,122)	$ (8,144)	$ (5,652)

[1]	Information not comparable for the quarter and six months ended June 30, 2012 as a result of the Reorganization of the Company as a corporation on January 1, 2013 (Note 1).